JPMorgan Tax Free Money Market Fund Annual Fund Operating Expenses - Morgan Shares [Member] - JPMorgan Tax Free Money Market Fund - Morgan	Feb. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.10%
Component1 Other Expenses	0.35%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	0.58%